Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSRS for the reporting period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 9, 2024 (Accession Number 0001999371-24-011685). The sole purpose of this amendment is to correct Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Applied Finance Valuation Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Applied Finance Valuation Large Cap ETF
Class Name	Applied Finance Valuation Large Cap ETF
Trading Symbol	VSLU
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Valuation Large Cap ETF for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://appliedfinancefunds.com/ETF/InvestorResources. You can also contact us at (833) 356-0909. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(833) 356-0909
Additional Information Website	https://appliedfinancefunds.com/ETF/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Valuation Large Cap ETF	$ 26.15	0.49%¹

¹ Annualized

Expenses Paid, Amount	$ 26.15
Expense Ratio, Percent	0.49%
Net Assets	$ 167,680,000
Holdings Count | Holdings	307
Investment Company, Portfolio Turnover	16.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Net Assets (Millions)	$ 167.68
Number of Holdings	307
Portfolio Turnover Rate	16.70%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2024 ) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Nvidia Corp.	8.4%
Apple, Inc.	8.0%
Alphabet, Inc. Class A	6.3%
Microsoft Corp.	6.0%
Mastercard, Inc. Class A	4.7%
Meta Platforms, Inc.	4.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.0%
Merck & Company, Inc.	2.2%

Material Fund Change [Text Block]

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.